Expense Example	Prospectus #1 CVT S&P 500 Index Portfolio CVT S&P 500 Index Portfolio 1 Year	Prospectus #1 CVT S&P 500 Index Portfolio CVT S&P 500 Index Portfolio 3 Years	Prospectus #1 CVT S&P 500 Index Portfolio CVT S&P 500 Index Portfolio 5 Years	Prospectus #1 CVT S&P 500 Index Portfolio CVT S&P 500 Index Portfolio 10 Years	Prospectus #1 CVT S&P MidCap 400 Index Portfolio Class I 1 Year	Prospectus #1 CVT S&P MidCap 400 Index Portfolio Class I 3 Years	Prospectus #1 CVT S&P MidCap 400 Index Portfolio Class I 5 Years	Prospectus #1 CVT S&P MidCap 400 Index Portfolio Class I 10 Years	Prospectus #1 CVT S&P MidCap 400 Index Portfolio Class F 1 Year	Prospectus #1 CVT S&P MidCap 400 Index Portfolio Class F 3 Years	Prospectus #1 CVT S&P MidCap 400 Index Portfolio Class F 5 Years	Prospectus #1 CVT S&P MidCap 400 Index Portfolio Class F 10 Years	Prospectus #1 CVT NASDAQ 100 Index Portfolio Class I 1 Year	Prospectus #1 CVT NASDAQ 100 Index Portfolio Class I 3 Years	Prospectus #1 CVT NASDAQ 100 Index Portfolio Class I 5 Years	Prospectus #1 CVT NASDAQ 100 Index Portfolio Class I 10 Years	Prospectus #1 CVT NASDAQ 100 Index Portfolio Class F 1 Year	Prospectus #1 CVT NASDAQ 100 Index Portfolio Class F 3 Years	Prospectus #1 CVT NASDAQ 100 Index Portfolio Class F 5 Years	Prospectus #1 CVT NASDAQ 100 Index Portfolio Class F 10 Years	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio Class I 1 Year	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio Class I 3 Years	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio Class I 5 Years	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio Class I 10 Years	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio Class F 1 Year	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio Class F 3 Years	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio Class F 5 Years	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio Class F 10 Years	Prospectus #1 CVT EAFE International Index Portfolio Class I 1 Year	Prospectus #1 CVT EAFE International Index Portfolio Class I 3 Years	Prospectus #1 CVT EAFE International Index Portfolio Class I 5 Years	Prospectus #1 CVT EAFE International Index Portfolio Class I 10 Years	Prospectus #1 CVT EAFE International Index Portfolio Class F 1 Year	Prospectus #1 CVT EAFE International Index Portfolio Class F 3 Years	Prospectus #1 CVT EAFE International Index Portfolio Class F 5 Years	Prospectus #1 CVT EAFE International Index Portfolio Class F 10 Years	Prospectus #1 CVT Investment Grade Bond Index Portfolio Class I 1 Year	Prospectus #1 CVT Investment Grade Bond Index Portfolio Class I 3 Years	Prospectus #1 CVT Investment Grade Bond Index Portfolio Class I 5 Years	Prospectus #1 CVT Investment Grade Bond Index Portfolio Class I 10 Years	Prospectus #1 CVT Investment Grade Bond Index Portfolio Class F 1 Year	Prospectus #1 CVT Investment Grade Bond Index Portfolio Class F 3 Years	Prospectus #1 CVT Investment Grade Bond Index Portfolio Class F 5 Years	Prospectus #1 CVT Investment Grade Bond Index Portfolio Class F 10 Years	Prospectus #2 CVT Volatility Managed Moderate Portfolio Class F 1 Year	Prospectus #2 CVT Volatility Managed Moderate Portfolio Class F 3 Years	Prospectus #2 CVT Volatility Managed Moderate Portfolio Class F 5 Years	Prospectus #2 CVT Volatility Managed Moderate Portfolio Class F 10 Years	Prospectus #2 CVT Volatility Managed Moderate Growth Portfolio Class F 1 Year	Prospectus #2 CVT Volatility Managed Moderate Growth Portfolio Class F 3 Years	Prospectus #2 CVT Volatility Managed Moderate Growth Portfolio Class F 5 Years	Prospectus #2 CVT Volatility Managed Moderate Growth Portfolio Class F 10 Years	Prospectus #2 CVT Volatility Managed Growth Portfolio Class F 1 Year	Prospectus #2 CVT Volatility Managed Growth Portfolio Class F 3 Years	Prospectus #2 CVT Volatility Managed Growth Portfolio Class F 5 Years	Prospectus #2 CVT Volatility Managed Growth Portfolio Class F 10 Years
USD ($)	29	123	226	528	34	130	235	544	54	194	346	788	49	176	314	716	75	255	451	1,016	40	160	291	674	60	224	401	915	49	195	354	817	69	259	464	1,055	33	140	257	600	58	219	395	902	90	309	545	1,224	91	314	555	1,247	93	316	557	1,249